Shareholder Report, Holdings (Details)	May 31, 2026
C000005566 | Top10HoldingU.S. Treasury NotesBNY-91282CNQ0
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000005566 | Top10HoldingBNY MellonBNY-3379883N7
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000005566 | Top10HoldingState StreetBNY-3379898T7
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000005566 | Top10HoldingCitigroup Global MarketsBNY-1729954S8
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000005566 | Top10HoldingU.S. Treasury BillsBNY-912797UA3
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000005566 | Top10HoldingRoyal Bank of CanadaBNY-7809777F5
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000005566 | Top10HoldingJPMorgan ChaseBNY-6169999W0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000005566 | Top10HoldingWells FargoBNY-9499862M4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005566 | Top10HoldingCredit AgricoleBNY-2258961D1
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000005566 | Top10HoldingGoldman SachsBNY-3819914L9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000005566 | Other0BNY-91282CNQ0
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000005566 | 0BNY-3379883N7
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000005566 | 0BNY-91282CNQ0
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000190632 | Top10HoldingU.S. Treasury NotesBNY-91282CNQ0
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000190632 | Top10HoldingBNY MellonBNY-3379883N7
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000190632 | Top10HoldingState StreetBNY-3379898T7
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000190632 | Top10HoldingCitigroup Global MarketsBNY-1729954S8
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000190632 | Top10HoldingU.S. Treasury BillsBNY-912797UA3
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000190632 | Top10HoldingRoyal Bank of CanadaBNY-7809777F5
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000190632 | Top10HoldingJPMorgan ChaseBNY-6169999W0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000190632 | Top10HoldingWells FargoBNY-9499862M4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000190632 | Top10HoldingCredit AgricoleBNY-2258961D1
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000190632 | Top10HoldingGoldman SachsBNY-3819914L9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000190632 | Other0BNY-91282CNQ0
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000190632 | 0BNY-3379883N7
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000190632 | 0BNY-91282CNQ0
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000219346 | Top10HoldingU.S. Treasury NotesBNY-91282CNQ0
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000219346 | Top10HoldingBNY MellonBNY-3379883N7
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000219346 | Top10HoldingState StreetBNY-3379898T7
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000219346 | Top10HoldingCitigroup Global MarketsBNY-1729954S8
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000219346 | Top10HoldingU.S. Treasury BillsBNY-912797UA3
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000219346 | Top10HoldingRoyal Bank of CanadaBNY-7809777F5
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219346 | Top10HoldingJPMorgan ChaseBNY-6169999W0
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219346 | Top10HoldingWells FargoBNY-9499862M4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219346 | Top10HoldingCredit AgricoleBNY-2258961D1
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219346 | Top10HoldingGoldman SachsBNY-3819914L9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219346 | Other0BNY-91282CNQ0
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000219346 | 0BNY-3379883N7
Holdings [Line Items]
Percent of Net Asset Value	65.10%
C000219346 | 0BNY-91282CNQ0
Holdings [Line Items]
Percent of Net Asset Value	35.10%